Vident International Equity Fund
Schedule of Investments
May 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 97.6%
	Australia - 3.6%
214,035	AGL Energy Ltd.	$2,381,198
1,486,544	Beach Energy Ltd.	1,593,628
279,415	BlueScope Steel Ltd.	2,045,794
439,425	Challenger Ltd.	1,461,366
261,808	Coles Group Ltd.	2,669,382
342,320	Fortescue Metals Group Ltd.	3,158,521
58,824	JB Hi-Fi Ltd. (a)	1,449,436
636,656	Qantas Airways Ltd.	1,686,220
		16,445,545
	Belgium - 0.4%
86,108	Proximus SADP	1,800,222
2,702	UCB SA	270,501
		2,070,723
	Brazil - 1.9%
172,217	Cia de Saneamento Basico do Estado de Sao Paulo	1,711,040
382,291	EDP - Energias do Brasil SA	1,248,001
398,774	JBS SA	1,611,660
931,344	Minerva SA/Brazil (b)	2,255,008
744,549	TIM Participacoes SA	1,824,667
		8,650,376
	Canada - 4.1%
81,127	Air Canada (b)	933,236
767,407	Crescent Point Energy Corporation	1,077,101
111,481	Great-West Lifeco, Inc.	1,808,280
45,344	iA Financial Corporation, Inc.	1,442,465
55,135	Magna International, Inc.	2,315,973
141,266	Manulife Financial Corporation	1,747,684
34,247	Onex Corporation	1,600,853
147,282	Parex Resources, Inc. (b)	1,649,490
226,312	Power Corporation of Canada	3,669,261
60,380	Sun Life Financial, Inc.	2,063,195
38,149	Whitecap Resources, Inc.	56,028
		18,363,566
	Chile - 0.8%
14,381,612	Enel Americas SA	2,080,797
682,057	Falabella SA	1,579,777
		3,660,574
	China - 3.6%
178,500	Anhui Conch Cement Company Ltd. - Class H	1,336,850
1,989,000	China Medical System Holdings Ltd.	2,265,884
1,789,000	CNOOC Ltd.	1,991,881
3,977,500	Great Wall Motor Company Ltd. - Class H (a)	2,519,614
651,000	KWG Group Holdings Ltd.	908,763
3,058,000	Lenovo Group Ltd.	1,660,970
909,164	Qudian, Inc. - ADR (b)	1,363,746
1,449,500	Sinotruk Hong Kong Ltd.	3,519,493
770,000	Yanzhou Coal Mining Company Ltd. - Class H	588,105
		16,155,306
	Colombia - 0.3%
2,992,636	Ecopetrol SA	1,603,937
	Denmark - 1.1%
2,290	AP Moller - Maersk A/S - Class B	2,238,498
68,218	H Lundbeck A/S	2,620,519
		4,859,017
	France - 0.6%
58,400	Criteo SA - ADR (b)	598,600
66,082	Peugeot SA (b)	941,246
87,546	Societe Generale SA (b)	1,288,552
		2,828,398
	Germany - 4.5%
11,399	Allianz SE	2,064,500
330,046	Deutsche Bank AG (b)	2,764,824
183,558	Deutsche Lufthansa AG (b)	1,866,615
14,726	Hannover Rueck SE	2,368,609
27,132	Hella GmbH & Company KGaA	1,059,325
1,299	HOCHTIEF AG	114,295
13,574	Merck KGaA	1,557,462
9,690	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,205,310

18,240	Rheinmetall AG	1,480,301
22,672	Siltronic AG	2,211,718
57,525	Suedzucker AG	860,635
60,343	Uniper SE	1,886,138
		20,439,732
	Hong Kong - 6.5%
323,000	China Mobile Ltd.	2,254,457
2,336,000	China Resources Cement Holdings Ltd.	2,932,432
1,251,400	China Taiping Insurance Holdings Company Ltd.	1,856,677
3,344,000	China Unicom Hong Kong Ltd.	1,937,113
1,644,000	Geely Automobile Holdings Ltd. (a)	2,248,278
917,000	Haier Electronics Group Company Ltd.	2,555,438
3,378,000	Kunlun Energy Company Ltd.	2,070,120
2,731,000	Nine Dragons Paper Holdings Ltd.	2,388,876
831,000	Shimao Property Holdings Ltd	3,452,226
275,000	Sino Biopharmaceutical Ltd.	432,847
1,885,000	Sun Art Retail Group Ltd.	2,884,286
1,082,000	The Wharf Holdings Ltd. (a)	1,929,201
2,845,000	WH Group Ltd. (c)	2,451,890
		29,393,841
	India - 0.0% (d)
16,397	Tata Motors Ltd. - ADR (b)	93,627
	Indonesia - 0.9%
115,600	Astra International Tbk PT	37,742
5,000,600	Bank Mandiri Persero Tbk PT	1,529,958
5,146,600	Bank Negara Indonesia Persero Tbk PT	1,349,177
4,949,800	Telekomunikasi Indonesian Persero Tbk PT	1,067,205
		3,984,082
	Ireland - 1.1%
16,793	Endo International PLC (b)	64,821
19,972	Jazz Pharmaceuticals PLC (b)	2,383,059
49,337	Perrigo Company PLC	2,702,188
		5,150,068
	Israel - 2.0%
636,220	Israel Discount Bank Ltd.	2,017,584
80,124	Mizrahi Tefahot Bank Ltd.	1,569,363
65,091	Plus500 Ltd.	1,067,455
287,094	Teva Pharmaceutical Industries Ltd. (b)	3,565,525
46,329	Tower Semiconductor Ltd. (a) (b)	953,319
		9,173,246
	Italy - 0.8%
145,937	Assicurazioni Generali SpA	2,026,722
88,106	Eni SpA	796,090
452,518	UnipolSai Assicurazioni SpA	1,008,728
		3,831,540
	Japan - 8.6%
94,700	Alfresa Holdings Corporation	1,910,086
580,000	Citizen Watch Company Ltd.	2,072,678
107,000	Dai Nippon Printing Company Ltd.	2,432,292
66,700	Denso Corporation	2,557,550
211,400	Haseko Corporation	2,576,398
233,600	K’s Holdings Corporation	2,992,231
5,400	Makino Milling Machine Company Ltd.	167,160
130,500	Medipal Holdings Corporation	2,588,560
35,000	Otsuka Holdings Company Ltd.	1,580,173
43,900	Sawai Pharmaceutical Company Ltd.	2,420,439
77,500	Seven & i Holdings Company Ltd	2,652,272
140,200	Showa Corporation	2,926,716
105,600	Stanley Electric Company Ltd.	2,567,099
170,000	SUMCO Corporation	2,605,189
47,200	Suzuken Company Ltd.	1,715,209
90,700	Taiyo Yuden Company Ltd.	2,525,642
155,500	Yamazaki Baking Company Ltd. (a)	2,787,121
		39,076,815
	Malaysia - 1.3%
1,895,500	Genting Bhd	1,743,991
1,460,000	MISC Bhd	2,787,349
3,021,900	Sime Darby Bhd	1,452,736
		5,984,076
	Mexico - 2.3%
3,615,418	Alfa SAB de CV	1,921,274
3,507,357	America Movil SAB de CV - Series L	2,336,151
1,632,715	Cemex SAB de CV	387,341
1,706,291	Fibra Uno Administracion SA de CV (e)	1,311,538
85,485	Fomento Economico Mexicano SAB de CV	579,590
379,342	Grupo Aeroportuario del Centro Norte SAB de CV	1,673,889
1,042,739	Grupo Mexico SAB de CV	2,250,890
		10,460,673

	Netherlands - 2.1%
35,955	EXOR NV	1,938,130
117,954	Koninklijke Ahold Delhaize NV	2,992,804
133,515	Mylan NV (b)	2,279,101
59,901	Signify NV (b) (c)	1,281,308
681,338	VEON Ltd. - ADR	1,015,194
		9,506,537
	Norway - 5.1%
94,142	Aker BP ASA	1,512,350
2,657,945	DNO ASA	1,375,985
146,618	Equinor ASA	2,129,096
429,163	Leroy Seafood Group ASA	2,408,044
111,564	Mowi ASA	2,100,975
865,445	Norsk Hydro ASA (b)	2,197,413
297,075	Orkla ASA	2,669,355
2,671	Salmar ASA	120,138
361,454	Storebrand ASA	1,855,956
157,849	Telenor ASA	2,393,681
104,967	TGS NOPEC Geophysical Company ASA	1,495,649
77,828	Yara International ASA	2,663,086
		22,921,728
	Republic of Korea - 7.9%
40,033	Daelim Industrial Company Ltd.	2,983,605
72,741	Hankook Tire & Technology Company Ltd.	1,377,348
13,573	Hyundai Mobis Company Ltd.	2,170,014
78,596	Kia Motors Corporation	2,173,615
49,442	LG Electronics, Inc.	2,367,403
22,380	LG Innotek Company Ltd.	2,665,469
249,010	LG Uplus Corporation	2,644,016
44,897	NHN Corporation (b)	3,164,850
14,189	POSCO	2,073,728
25,371	Samsung Electro-Mechanics Company Ltd.	2,560,761
56,107	Samsung Electronics Company Ltd.	2,296,924
186,419	Samsung Engineering Company Ltd. (b)	1,821,365
12,706	Samsung Fire & Marine Insurance Company Ltd.	1,872,377
5,639	Shinsegae, Inc.	1,115,552
34,564	SK Hynix, Inc.	2,274,590
33,371	Soulbrain Company Ltd.	2,174,524
		35,736,141
	Russian Federation - 2.4%
382,880	Gazprom PJSC - ADR	2,126,515
27,324	LUKOIL PJSC - ADR	2,028,534
41,963	Magnit PJSC - GDR (f)	478,378
270,986	Mobile TeleSystems PJSC - ADR	2,409,065
31,553	Novolipetsk Steel PJSC - GDR (f)	606,449
256,440	Rosneft Oil Company PJSC - GDR (f)	1,334,514
51,591	Severstal PJSC - GDR (f)	676,874
25,522	Tatneft PJSC - ADR	1,148,490
		10,808,819
	Singapore - 6.3%
307,900	BOC Aviation Ltd. (c)	1,692,238
360,100	City Developments Ltd.	1,959,225
1,436,400	ComfortDelGro Corporation Ltd.	1,463,433
216,732	Flex Ltd. (b)	2,104,468
3,859,700	Genting Singapore Ltd.	2,143,671
57,400	Jardine Cycle & Carriage Ltd.	887,763
1,009,600	Keppel DC REIT (e)	1,835,766
45,503	Kulicke & Soffa Industries, Inc.	1,017,447
1,618,300	Mapletree Commercial Trust (e)	2,289,939
355,900	Oversea-Chinese Banking Corporation Ltd.	2,152,926
738,800	Singapore Airlines Ltd. (a)	1,996,757
448,300	Singapore Exchange Ltd.	2,626,237
10,719	United Overseas Bank Ltd.	147,885
305,300	UOL Group Ltd.	1,477,467
179,100	Venture Corporation Ltd.	1,938,751
962,500	Wilmar International Ltd.	2,710,308
		28,444,281
	South Africa - 1.3%
359,003	Aspen Pharmacare Holdings Ltd. (b)	2,844,411
56,410	Barloworld Ltd. (a)	215,311
435,259	Harmony Gold Mining Company Ltd. (a) (b)	1,417,163
1,303,485	Telkom SA SOC Ltd.	1,323,485
		5,800,370
	Spain - 0.4%
70,929	Mapfre SA	124,895
175,108	Repsol SA	1,630,316
		1,755,211

	Sweden - 7.8%
114,946	Boliden AB	2,492,153
295,565	Dometic Group AB (b) (g)	2,587,118
117,091	Electrolux AB - Series B	1,916,427
153,330	Getinge AB - Class B	2,828,636
70,269	Hennes & Mauritz AB - Class B	1,060,561
64,922	ICA Gruppen AB	3,048,836
119,048	Kinnevik AB - Class B	2,995,681
148,862	Sandvik AB (b)	2,464,082
123,189	Skanska AB - Class B (b)	2,460,288
151,301	SKF AB - Class B	2,775,944
909,769	SSAB AB - Class A (b)	2,251,638
51,232	Swedish Match AB	3,555,319
170,151	Trelleborg AB - Class B (b)	2,302,499
178,338	Volvo AB - Class B	2,523,111
		35,262,293
	Switzerland - 4.4%
46,981	Adecco Group AG	2,230,949
18,538	Chubb Ltd.	2,260,524
9,557	Dufry AG	281,826
249,941	Ferrexpo PLC	543,531
964,107	Glencore PLC	1,785,732
12,186	Helvetia Holding AG	1,080,085
29,214	Novartis AG	2,524,866
8,758	Roche Holding AG	3,032,983
95,266	STMicroelectronics NV	2,340,852
5,672	Swiss Life Holding AG	1,992,019
25,522	Swiss Re AG	1,729,981
		19,803,348
	Taiwan - 4.2%
947,000	Hon Hai Precision Industry Company Ltd.	2,390,761
9,370,000	Innolux Corporation	1,941,096
1,738,000	Lite-On Technology Corporation	2,784,273
432,000	Radiant Opto-Electronics Corporation	1,481,965
808,000	Sino-American Silicon Products, Inc.	2,362,778
1,993,000	Unimicron Technology Corporation	2,661,758
2,965,000	Wistron Corporation	2,824,280
646,000	Zhen Ding Technology Holding Ltd.	2,571,091
		19,018,002
	Thailand - 2.7%
632,600	Kasikornbank PCL - NVDR	1,909,136
4,222,000	Krung Thai Bank PCL - NVDR	1,380,346
693,700	PTT Exploration & Production PCL - NVDR	1,831,839
1,634,970	PTT PCL - NVDR	1,824,629
250,000	Ratch Group PCL - NVDR	550,141
1,714,600	Thanachart Capital PCL - NVDR	1,967,397
892,900	The Siam Commercial Bank PCL - NVDR	2,077,164
322,700	Tisco Financial Group PCL - NVDR (a)	760,846
		12,301,498
	Turkey - 5.0%
1,740,368	Eregli Demir ve Celik Fabrikalari TAS	2,053,795
1,631,793	Haci Omer Sabanci Holding AS	1,985,470
827,683	KOC Holding AS	1,958,338
216,240	Koza Altin Isletmeleri AS (b)	2,348,953
242,403	Pegasus Hava Tasimaciligi AS (b)	2,133,885
580,815	TAV Havalimanlari Holding AS	1,728,439
39,100	Turk Hava Yollari AO (b)	72,222
2,205,641	Turk Telekomunikasyon AS (b)	2,402,391
1,231,826	Turkcell Iletisim Hizmetleri AS	2,557,012
1,400,169	Turkiye Garanti Bankasi AS (b)	1,605,119
2,653,157	Turkiye Sise ve Cam Fabrikalari AS	1,882,472
5,451,760	Yapi ve Kredi Bankasi AS (b)	1,854,150
		22,582,246
	United Kingdom - 3.6%
275,338	Barratt Developments PLC	1,691,780
7,768	Berkeley Group Holdings PLC	393,264
61,413	Dialog Semiconductor PLC (b)	2,426,462
218,014	Fiat Chrysler Automobiles NV (b)	1,925,992
364,383	International Consolidated Airlines Group SA	1,029,356
742,496	J Sainsbury PLC	1,780,808
843,942	Kingfisher PLC	2,026,204
419,173	Royal Mail PLC	904,813
1,002,317	Taylor Wimpey PLC	1,779,430
1,428,207	Vodafone Group PLC	2,348,710
		16,306,819
	TOTAL COMMON STOCKS (Cost $525,572,188)	442,472,435

PREFERRED STOCKS - 1.5%
	Brazil - 0.8%
162,781	Cia Paranaense de Energia	1,914,312
190,219	Telefonica Brasil SA	1,642,627
		3,556,939
	Germany - 0.7%
107,338	Schaeffler AG	823,840
14,922	Volkswagen AG	2,199,294
		3,023,134
	TOTAL PREFERRED STOCKS (Cost $9,165,777)	6,580,073

SHORT-TERM INVESTMENTS - 0.4%
	Money Market Funds - 0.4%
1,707,441	First American Government Obligations Fund - Class X, 0.091% (h)	1,707,441
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,707,441)	1,707,441

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
Principal Amount	Repurchase Agreements - 2.2%
$2, 277,624	Citigroup Global Markets, Inc. - 0.070%, dated 05/29/20, matures 06/01/20, repurchase price $2,277,628 (collateralized by various U.S. Government obligations: Total Value $2,323,177)	2,277,624
675,172	Deutsche Bank Securities, Inc. - 0.070%, dated 05/29/20, matures 06/01/20, repurchase price $675,173 (collateralized by various U.S. Government obligations: Total Value $688,675)	675,172
2,277,624	HSBC Securities, Inc. - 0.060%, dated 05/29/20, matures 06/01/20, repurchase price $2,277,628 (collateralized by various U.S. Government obligations: Total Value $2,323,176)	2,277,624
2,277,624	MUFG Securities International, Inc. - 0.070%, dated 05/29/20, matures 06/01/20, repurchase price $2,277,628 (collateralized by various U.S. Government obligations: Total Value $2,323,176)	2,277,624
2,277,624	RBC Dominion Securities, Inc. - 0.070%, dated 05/29/20, matures 06/01/20, repurchase price $2,277,628 (collateralized by various U.S. Government obligations: Total Value $2,323,177)	2,277,624
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,785,668) (i)	9,785,668
	TOTAL INVESTMENTS - 101.7% (Cost $546,231,074)	460,545,617
	Liabilities in Excess of Other Assets - (1.7)%	(7,768,123)
	NET ASSETS - 100.0%	$452,777,494

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of May 31, 2020. Total value of securities out on loan is $9,095,113 or 2.0% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2020, the value of these securities amounted to $5,425,436 or 1.2% of net assets.

(d)	Less than 0.05%.
(e)	Real Estate Investment Trust.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2020, the value of these securities amounted to $3,096,215 or 0.7% of net assets.

(g)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2020, the value of these securities amounted to $2,587,118 or 0.6% of net assets.

(h)	Annualized seven-day yield as of May 31, 2020.
(i)
Investments purchased with cash proceeds from securities lending. As of May 31, 2020, total cash collateral has a value of $9,785,668. Additionally, total non-cash collateral has a value of $2,162,740.

ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$442,472,435	$-	$-	$442,472,435
Preferred Stocks	6,580,073	-	-	$6,580,073
Short-Term Investments	1,707,441	-	-	$1,707,441
Investments Purchased with Proceeds from Securities Lending	-	9,785,668	-	$9,785,668
Total Investments in Securities	$450,759,949	$9,785,668	$-	$460,545,617

^See Schedule of Investments for country breakouts.
For the period ended May 31, 2020, the Fund did not recognize any transfers into or out of Level 3.